First Trust US Equity Opportunities ETF Investment Strategy - First Trust US Equity Opportunities ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by IPOX® Schuster LLC (the “Index Provider”). Solactive serves as the index calculation agent. It is the sole responsibility of the Index Provider to decide on all matters relating to the Index methodology and Index constituent selection. The Index Provider may make exceptions to the Index methodology regarding constituent inclusion, exclusion and weighting. The Index seeks exposure to the top 100 largest and most liquid U.S. companies that have recently gone public, including initial public offerings (“IPOs”) and spin-offs, as well as select acquirers of recent IPOs. An IPO is a public offering in which the shares of stock in a company are sold to the general public for the first time on an exchange. According to the Index Provider, the Index captures approximately 85% of the total market cap created via U.S. IPO and spin-off activity over the past 4 years, providing comprehensive exposure to the U.S. new listings market. The Index utilizes the Index Provider's proven and proprietary index technology to select the 100 largest and most liquid recent IPOs and spin-offs from the IPOX® U.S. Composite Index, which is a market-cap weighted index measuring the performance of all newly public U.S. listed companies primarily through IPO and spin-off. The Index employs a market-cap weighting scheme with a 10% cap on all constituents to ensure diversification. The Fund may invest in securities of small, mid and large capitalization companies. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 100 securities and the Fund had significant investments in industrials companies and information technology companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. In certain circumstances, such as pending corporate actions, economically significant IPOs, or spin-offs, mergers or acquisitions involving Index constituents, the Index Provider may make exceptions to the initial screening rebalancing and exit process described above. In addition, subject to the terms of the license agreement that permits the Fund to use the Index, the Index Provider may have the ability to change the Index methodology, terminate the license agreement or cease compiling, calculating and publishing the Index, in each case without the consent of the Fund, the Advisor or the Fund’s shareholders.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 100 securities and the Fund had significant investments in industrials companies and information technology companies, although this may change from time to time.